[logo] PIONEER Investments(R)




                                                                     May 5, 2009


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
100 F Street, NE
Washington, DC  20549

Re: Pioneer Cash Reserves Fund (the "Fund"), a Series of Pioneer Money Market Trust (the "Trust") (File Nos. 33-13179 and 811-05099)
     CIK No. 0000812195

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses relating to the offering of the Fund's Class A, B and C shares, Class R shares and Class Y shares and the Fund's multi-class statement of additional information, which would have been filed under paragraph
(c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 34 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on April 30, 2009 (Accession No. 0001094522-09-000007).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.

                                                               Very truly yours,



                                                                /s/ Daniel Hynes
                                                                    Daniel Hynes
                                                    Senior Legal Product Manager



cc:  Jeremy B Kantrowitz, Esq.
     Christopher J. Kelley, Esq.


Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."